Real Estate Business Park Acquisitions - Intangible asset amortization Port Capital Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 19, 2015
Port Capital Forecasted amortization
In-place Leases annual amortization	$ 114	$ 114	$ 114	$ 114	$ 114
Port Capital Property
In-place leases initial value							$ 1,126
In-place Leases annual amortization						$ 104